Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Parties

Note 8 – Related Parties

During the normal course of business, we incurred expenses related to services provided by our CEO or Company expenses paid by our CEO, resulting in related party payables, net of $517,875 as of June 30, 2020. The related party payable to the CEO bears no interest payable and is due on demand. We also assumed a $50,000 note for the President of WesBev who is the majority shareholder of Splash Beverage Group, Inc. [Formerly known as Canfield Medical Supply, Inc.].

There are related party notes payable of $0 outstanding as of June 30, 2020 as discussed in Note 4.

Note 9 – Related Parties

During the normal course of business, we incurred expenses related to services provided by our CEO or Company expenses paid by our CEO, resulting in related party payables, net of $429,432 and $302,934 as of December 31, 2019 and 2018, respectively. The related party payable to the CEO bears no interest payable and is due on demand.

During 2018, $312,000 of the related party was paid in kind as the CEO exercised 2,657,698 options to acquire common stock at $0.12 per share against the payable.

There are related party notes payable of $1,505,100 and $1,375,100 outstanding as of December 31, 2019 and 2018, respectively, as discussed in Note 4.

Canfield [Member]
Related Parties

NOTE 4. RELATED PARTY LOAN

On June 21, 2019, the Company entered into a short-term loan with Michael West, an officer of the Company, for $276,550. The loan has a one-year term from June 21, 2019, and is non-interest bearing. The Company made payments of $78,701 on this loan, resulting in a loan balance of $197,849 and $0 as of December 31, 2019 and December 31, 2018, respectively.